Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Schedule of Single Operating Segment	The following table presents the significant revenue and expense categories in the Company’s single operating segment:
	For the Years Ended December 31,
	2024	2023	2022
Revenue	$25,571,810	$26,664,602	$28,948,039
Cost of revenue	(19,086,439)	(19,805,055)	(21,205,463)
Selling and marketing expenses	(78,722)	(92,890)	(91,570)
General and administrative expenses	(866,333)	(758,620)	(1,444,858)
Interest expenses	(188,897)	(154,047)	(166,019)
Other expenses	(861,587)	(538,006)	(273,821)
Other income	104,012	188,305	156,997
Provision for income taxes	(1,420,141)	(1,534,791)	(1,636,306)
Net income of single operating segment	$3,173,703	$3,969,498	$4,286,999